UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              BSW Wealth Partners
               Address:           2336 Pearl Street
                                  Boulder, CO 80302

             13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Raliegh D. Riddoch
Title:              Financial Advisor
Phone:              303-444-9696
Signature,          Place,              and Date of Signing,


Raliegh D. Riddoch  Boulder, CO         May 13, 2013.

Report Type:          [X] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   46

Form 13F Information Table Value Total:   $113,230

List of Other Included Managers:

None






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FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

Amgen Incorporated         COM               031162100       214     2089 SH      SOLE                              2089
Apple Inc		   COM               037833100       574     1051 SH      SOLE                              1051
Array Biopharma Inc        COM               04269X105        98    20000 SH      SOLE                             20000
AT & T Inc New             COM               00206R102       391    10644 SH      SOLE                             10644
Chevron Corporation        COM               166764100       764     6429 SH      SOLE                              6429
Citigroup Inc Com New      COM               172967424       310     7002 SH      SOLE                              7002
Cobiz Financial Inc        COM               190897108       368    45572 SH      SOLE                             45572
Coca Cola Company          COM               191216100       838    20710 SH      SOLE                             20710
Disney Walt Company        COM               254687106       574    10097 SH      SOLE                             10097
EMC Corp Mass              COM               268648102      1506    63046 SH      SOLE                             63046
Enterprise Prods Partners  COM               293792107       204     3386 SH      SOLE                              3386
Exxon Mobile Corporation   COM               30231G102      1576    17493 SH      SOLE                             17493
General Electric Company   COM               369604103       949    41029 SH      SOLE                             41029
Grainger W W Inc           COM               384802104       528     2349 SH      SOLE                              2349
Hospitality Pptys Trust    COM               44106M102       274    10000 SH      SOLE                             10000
Intl Business Machines     COM               459200101       870     4080 SH      SOLE                              4080
Ishares Gold Trust         GOLD ETF          464285105      4919   316920 SH      SOLE                            316920
Ishares MSCI ACWI Idx      Equity ETF        464288257      1675    32997 SH      SOLE                             32997
Ishares MSCI Emrg Mkt Fd   EQUITY ETF        464287234     11613   271513 SH      SOLE                            271513
Ishares MSCI Gwth Idx Fd   EQUITY ETF        464288885      2976    47018 SH      SOLE                             47018
Ishares Silver Trust       SILVER ETF        46428Q109       242     8807 SH      SOLE                              8807
Ishares Tr Barclays Fund   BOND ETF          464287226      1569    13595 SH      SOLE                             13595
Ishares Tr Barclays Tips   BOND ETF          464287176       328     2072 SH      SOLE                              2072
Ishares Tr Dow Jones       Equity ETF        464288448      2363    69202 SH      SOLE                             69202
Ishares Tr Msci EAFE Fd    EQUITY ETF        464287465     32455   550269 SH      SOLE                            550269
Ishares Tr Russell 2000    EQUITY ETF        464287655      3053    32326 SH      SOLE                             32326
Ishares Trust S&P 500      EQUITY ETF        464287200      2139    13595 SH      SOLE                             13595
Johnson & Johnson Com      COM               478160104       252     3091 SH      SOLE                              3091
JP Morgan Chase & Co       COM               46625H100       230     4852 SH      SOLE                              4852
Pfizer Inc                 COM               717081103       240     8308 SH      SOLE                              8308
Piedmont Office Rlty Tr    COM               720190206       992    50656 SH      SOLE                             50656
Powershares Exch Td Fd     EQUITY ETF        73935X716      1904   112823 SH      SOLE                            112823
Powershares Wndrhll Cln    EQUITY ETF        73935X500        51    11730 SH      SOLD                             11730
Praxair Inc                COM               74005P104       558     5000 SH      SOLE                              5000
SCH US AGG Bnd Etf         BOND ETF          808524839      2976    56971 SH      SOLE                             56971
SPDR Index Glb Nat Resrce  EQUITY ETF        78463X541       247     4907 SH      SOLE                              4907
SPDR S&P 500 Etf Tr        EQUITY ETF        78462F103     21546   137523 SH      SOLE                            137523
SPDR Gold Trust            GOLD ETF          78463V107      7350    47580 SH      SOLE                             47580
Sector Spdr Tr Con Stpls   EQUITY ETF        81369Y308       405    10185 SH      SOLE                             10185
Travelers Companies        COM               89417E109       689     8179 SH      SOLE                              8179
United Sts 12 Month Oil    EQUITY ETF        91288V103       370     9048 SH      SOLE                              9048
Vanguard Large Cap         EQUITY ETF        922908637       233     3250 SH      SOLE                              3250
Vanguard Small Cap         EQUITY ETF        922908751       524     5751 SH      SOLE                              5751
Vanguard Total World       EQUITY ETF        922042742       764    14606 SH      SOLE                             14606
Vail Resorts Inc           COM               91879Q109       200     3210 SH      SOLE                              3210
VF Corporation             COM               918204108       438     2613 SH      SOLE                              2613

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